Capital structure	12 Months Ended
Dec. 31, 2024
Capital structure
Capital structure
17.	Capital structure
Dual-class share structure
On September 15, 2014, the Company’s shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which the Company’s authorized share capital was reclassified and re-designated
into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one vote and each Class B ordinary share being entitled to ten votes on all matters that are subject to shareholder vote. Both Class A and Class B ordinary shares are entitled to the same dividend right. The holders of the Group’s ordinary shares are entitled to such dividends as may be declared by the board of directors subject to the Companies Law. As of December 31, 2023 and 2024, all Class B ordinary shares were held by the Chairman of the Company.
ADS ratio change
Effective November 3, 2014, the Group changed its ADS to Class A ordinary share ratio from one ADS representing two Class A ordinary shares to five ADSs representing one Class A ordinary share.
Exercise of share options
During the years ended December 31, 2022, 2023 and 2024, nil, nil and 14,000 Class A ordinary shares were issued respectively, as a result of exercise of share options by employees.
Vesting of shares awards
During the years ended December 31, 2022, 2023 and 2024, 1,084,205, 1,034,612 and 1,118,228 Class A ordinary shares were issued respectively as a result of vesting of shares awards granted to employees.
Repurchase of ordinary shares
During the year ended December 31, 2022, the Group repurchased approximately US$952.3 million (RMB6,424.8 million) of ADS representing 19,695,770 Class A ordinary shares in accordance with the US$500 million and US$1 billion share repurchase program the Company’s board of directors authorized in March 2021 and March 2022.
During the year ended December 31, 2023, the Group repurchased approximately US$713.3 million (RMB4,968.5 million) of ADS representing 9,755,695 class A ordinary shares in accordance with the US$1 billion, US$500 million and US$500 million share repurchase program the Company’s board of directors authorized in March 2022, March 2023 and May 2023.
During the year ended December 31, 2024, the Group repurchased approximately US$536.1 million (RMB3,852.4 million) of ADS representing 7,668,435 class A ordinary shares in accordance with the US$500 million and US$500 million share repurchase program the Company’s board of directors authorized in March 2023 and May 2023.

In addition, during the same period, the Group repurchased 12,249 class A ordinary shares that had been issued to employees in prior years and were already vested, with no consideration paid by the Group.
Cancellation of ordinary shares
During the year ended December 31, 2023, the Group canceled 26,216,773 class A ordinary shares, out of treasury shares, with carrying value approximately US$1,426.8 million (RMB9,696.3 million).
Reissuance of Treasury Shares
During the year ended December 31, 2024,
630,353
of the treasury
shares were
re-issued
to employees of the Group for the purpose of share awards.
Dividend
On February 22, 2024, the Company announced that the Board of Directors approved a cash dividend of US$2.15 per ordinary share, or US$0.43 per ADS, to the holders of ordinary shares and ADSs, respectively, as of the close of business on March 15, 2024. Dividends are recognized when declared. The cash dividends amounted to US$233.3 million
(RMB1.68 billion)
were paid in April 2024. No dividends had been paid or declared by the Company for the year ended December 31, 2022 and 2023.